Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Segment Revenues [Abstract]
Total consolidated revenue	$ 1,475,683	$ 1,523,066	$ 2,464,939
Maritime [Member] | Parcel Tankers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	287,140	312,305	298,631
Maritime [Member] | Maritime Administration Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	159,772	187,426	0
Maritime [Member] | Shipyard [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	164,917	138,517	65,429
Maritime [Member] | Bulk Carrier [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	162,897	144,664	40,693
Maritime [Member] | Tugboats [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	81,707	70,037	270,225
Maritime [Member] | Offshore Vessels [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	12,072	56,506	826,264
Maritime [Member] | Tankers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	0	0	450,078
Ports and Terminals [Member] | Port Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	90,144	101,688	67,937
Ports and Terminals [Member] | Shipping Agencies [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	79,695	64,283	66,259
Logistics, Warehousing and Other Businesses [Member] | Repair of Containers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	211,171	234,534	183,966
Logistics, Warehousing and Other Businesses [Member] | Warehousing [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	171,867	160,991	149,894
Logistics, Warehousing and Other Businesses [Member] | Intermodal Terminal [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	49,157	47,581	40,677
Logistics, Warehousing and Other Businesses [Member] | Automotive Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	$ 5,144	$ 4,534	$ 4,886